Equity - Dividends and Allocation of Net Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allocation of net income [abstract]
Profit (loss), attributable to owners of parent	R$ 893,383	R$ 373,526	R$ 1,150,421
Legal reserves	44,669
Adjusted Net Income Basis for Dividends	848,714
Minimum mandatory dividends	424,357
Additional Dividends to Minimum Mandatory Dividends	55,391
Allocation of Net Income to Investments Statutory Reserve	368,966
Allocation Of Net Income	893,383
Allocation Of Dividends [Abstract]
Minimum mandatory dividends for the period (50% of the adjusted net income)	424,357
Additional dividends to minimum mandatory dividends	55,391
Total allocation (R$ 0.44 per share)	R$ 479,748